LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Contractual Maturities (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 23, 2020	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial liabilities [line items]
Unamortized deferred transaction costs		$ 77.8	$ 68.3
5.75% senior notes
Disclosure of maturity analysis for financial liabilities [line items]
Carrying amount		450.0	450.0
Bank borrowings, undiscounted cash flows		553.5
Unamortized deferred transaction costs	$ 7.5
5.75% senior notes | Unamortized deferred transactions costs
Disclosure of maturity analysis for financial liabilities [line items]
Unamortized deferred transaction costs		3.6	4.5
5.75% senior notes | 1 yr
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		25.9
5.75% senior notes | 2-3 yrs
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		51.8
5.75% senior notes | 4-5 yrs
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		475.8
Term Loan
Disclosure of maturity analysis for financial liabilities [line items]
Carrying amount		400.0	400.0
Bank borrowings, undiscounted cash flows		565.2
Term Loan | Unamortized deferred transactions costs
Disclosure of maturity analysis for financial liabilities [line items]
Unamortized deferred transaction costs		3.7	8.2
Term Loan | 1 yr
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		49.2
Term Loan | 2-3 yrs
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		97.7
Term Loan | 4-5 yrs
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		418.3
Equipment loans
Disclosure of maturity analysis for financial liabilities [line items]
Carrying amount		2.1
Bank borrowings, undiscounted cash flows		2.1
Equipment loans | Unamortized deferred transactions costs
Disclosure of maturity analysis for financial liabilities [line items]
Unamortized deferred transaction costs			$ 0.1
Equipment loans | 1 yr
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		1.0
Equipment loans | 2-3 yrs
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		1.1
Equipment loans | 4-5 yrs
Disclosure of maturity analysis for financial liabilities [line items]
Bank borrowings, undiscounted cash flows		$ 0.0